Revenue from Contracts with Customers - Schedule of Contract Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Balances [Abstract]
Contract assets	$ 21,516,722	$ 81,160
Cost to obtain contract	76,527	1,132,929
Contract liabilities	$ 2,906,700	$ 21,186,012